Filed pursuant to Rule 497(k)
1933 Act File No. 033-52154
1940 Act File No. 811-07168

HENNESSY JAPAN FUND
Investor Class  HJPNX  |  Institutional Class  HJPIX

Summary Prospectus, February 28, 2020

hennessyfunds.com  |  1-800-966-4354

The Fund’s Prospectus and Statement of Additional Information, both dated February 28, 2020, as supplemented from time to time, are incorporated by reference into this Summary Prospectus. Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund at no cost online at www.hennessyfunds.com/funds/fund-documents, by calling 1-800-966-4354 or 1-415-899-1555, or by emailing fundsinfo@hennessyfunds.com.

IMPORTANT NOTICE REGARDING ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual reports will no longer be sent by mail unless you specifically request paper copies from the Hennessy Funds or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Hennessy Funds electronically by visiting www.hennessyfunds.com/account or by calling U.S. Bank Global Fund Services at 1-800-261-6950. If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling U.S. Bank Global Fund Services at 1-800-261-6950 or, if you own your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive paper copies of reports will apply to all Funds in the Hennessy Funds family.

Investment Objective

The Hennessy Japan Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees to financial intermediaries, such as brokerage commissions, that are not reflected in the tables and examples below.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%		0.80%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.49%		0.24%
Shareholder Servicing	0.10%		None
Remaining Other Expenses[1]	0.39%		0.24%
Total Annual Fund Operating Expenses		1.44%		1.04%

[1]
Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets. Acquired fund fees and expenses are not reflected in the Fund’s financial statements, so the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$147	$456	$787	$1,724
Institutional	$106	$331	$574	$1,271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of Japanese companies.  The Fund considers a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.  The Fund’s equity investments may include common stocks, preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds. The Fund’s investments also may include investments in Japan real estate investment trusts or other investment companies (including exchange-traded funds, referred to as ETFs) that invest in equity securities of Japanese companies.  The Fund invests in companies regardless of market capitalization. As of January 31, 2020, the average market capitalization of the stocks held by the Fund was $34.1 billion.

While the Fund is considered a diversified mutual fund, it employs a relatively concentrated investment strategy and may hold securities of fewer issuers than other diversified funds.

Using in-depth analysis and on-site research, the Portfolio Managers focus on stocks with a potential “value gap” by screening for companies that they identify as having strong businesses and management, trading at an attractive price.  The Portfolio Managers limit the portfolio to what they consider to be their best ideas and maintain a concentrated number of holdings. The Portfolio Managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed, that a company’s stock is fully valued by the market, or that the company is beginning to show deteriorating fundamentals.  They also may sell an investment if it becomes, in their determination, too large of a position in the Fund.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Foreign Securities, Foreign Currency, and Japan-Specific Risk: There are specific risks associated with investing in the securities of foreign companies, including fluctuations in the exchange rates of foreign currencies that impact the U.S. dollar value of a security. The Fund concentrates its investments in the securities of Japanese companies, and the Fund’s performance may be affected by the social, political, and economic conditions in Japan. The Japanese economy has at times in the past been negatively affected by government intervention and protectionism, a deflationary macroeconomic environment, a heavy reliance on international trade, and natural disasters. Some of these factors, as well as a large government debt burden, an aging population, and changes to fiscal, monetary, or trade policies, may affect Japanese markets and the Fund’s performance. Japan’s international trade impacts Japan’s economic growth, and adverse economic conditions in the United States or other trading partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political, and social instability in those countries.

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The Fund is currently substantially invested in the consumer discretionary, consumer staples, and industrials sectors, and its performance is therefore tied closely to, and affected by, developments in these industries. Companies in the consumer discretionary sector may be affected by commodity price volatility, consumer preferences, competition, changing demographics, and labor relations. These companies depend heavily on disposable household income and consumer spending, and social trends and marketing campaigns may significantly affect demand for their products. Consumer discretionary companies may also lose value more quickly in periods of economic downturns because their products are viewed as nonessential luxury items. Companies in the consumer staples sector may be affected by commodity production and pricing, consumer confidence, spending, and preferences, product cycles, marketing, competition, and government regulation. In particular, the success of consumer staples is often strongly affected by fads and marketing campaigns, as well as government regulations. Finally, companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, environmental liabilities, and product liability.

Small-Sized and Medium-Sized Companies Risk:  The Fund may invest in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on a limited number of key individuals.

Investment Company Securities Risk: When the Fund invests in another investment company (including an ETF), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by the other investment company’s losses and the level of risk arising from its investment practices (such as the use of leverage). The Fund has no control over the risks taken by the other investment company.

ETF Risk: In addition to risks generally associated with investments in investment company securities, investments in ETFs are subject to the following additional risks that do not apply to non-ETFs: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; and (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the Russell/Nomura Total Market™ Index and the Tokyo Stock Price Index (TOPIX). For additional information on these indices, please see “Descriptions of Indices” on page 68 of the Prospectus.  The Fund is the successor to the Hennessy Japan Fund, a series of Hennessy SPARX Funds Trust (the “Predecessor Japan Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Japan Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY JAPAN FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 12.00% for the quarter ended December 31, 2010, and the lowest quarterly return was -13.88% for the quarter ended December 31, 2018.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2019)

	One	Five	Ten
	Year	Years	Years
Hennessy Japan Fund –
Investor Shares

Returns before taxes	18.04%	12.85%	12.80%

Returns after taxes
on distributions	18.13%	12.89%	12.84%

Returns after taxes
on distributions and
sale of Fund shares	10.84%	10.36%	10.81%

Hennessy Japan Fund –
Institutional Shares

Returns before taxes	18.51%	13.26%	13.15%

Russell/Nomura
Total Market Index
(reflects no deduction for
fees, expenses, or taxes)	20.07%	8.56%	7.20%

TOPIX
(reflects no deduction for
fees, expenses, or taxes)	19.67%	8.35%	7.17%

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions” may be higher than its “returns before taxes” because it may include a tax benefit due to the capital losses generated by distributions.

Returns are presented in U.S. dollar terms.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is SPARX Asset Management Co., Ltd., located in Tokyo, Japan.

Portfolio Managers

Masakazu Takeda, CFA and CMA, and Yu Shimizu, CMA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Takeda has served as a Portfolio Manager of the Fund since November 2006, and Mr. Shimizu has served as a Portfolio Manager of the Fund since January 2012.

Purchase and Sale of Fund Shares

Institutional Class shares are available only to shareholders who invest directly in Fund shares or who invest through certain broker-dealers or financial institutions that have entered into appropriate arrangements with the Fund.

To purchase Fund shares, you may contact your broker-dealer or other financial intermediary. To purchase Fund shares directly from the Hennessy Funds, or for assistance with completing your application, please call 1-800-966-4354 or 1-415-899-1555 between 9:00 A.M. and 7:00 P.M. Eastern time/6:00 A.M. and 4:00 P.M. Pacific time on Monday through Thursday or between 9:00 A.M. and 5:00 P.M. Eastern time/6:00 A.M. and 2:00 P.M. Pacific time on Friday (excluding holidays).  You may buy Fund shares any day the New York Stock Exchange (“NYSE”) is open.

The minimum initial investment in Investor Class shares of the Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts.  The minimum initial investment in Institutional Class shares of the Fund is $250,000.  For corporate-sponsored retirement plans, there is no minimum initial investment for either Investor Class or Institutional Class shares.  There is no subsequent minimum investment requirement.  A $100 minimum exists for each additional investment made through an Automatic Investment Plan.  The Fund may waive the minimum investment requirements from time to time.  Investors purchasing Fund shares through financial intermediaries’ asset-based fee programs may have the above minimums waived by their intermediary, since the intermediary, rather than the Fund, absorbs the increased costs of small purchases.

You may redeem Fund shares each day the NYSE is open either by mail (Hennessy Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701) or by calling the Transfer Agent at 1-800-261-6950 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time on Monday through Friday (excluding holidays).  Investors who wish to redeem Fund shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to redeem Fund shares may be placed.

Tax Information

The Fund’s distributions generally will be taxable to you as ordinary income or capital gains regardless of whether they are paid in cash or reinvested in Fund shares, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case such distributions may be taxable at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for performing shareholder services or distribution-related services for the Fund.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial adviser to recommend the Fund over another investment.  Ask your financial adviser or visit your financial intermediary’s website for more information.